PROPERTY, PLANT AND EQUIPMENT (Tables)	0 Months Ended
Dec. 31, 2014
Property Plant And Equipment Tables [Abstract]
Property, plant and equipment, net
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2014	2013

		(U.S. $ in millions)
	Machinery and equipment	$4,893	$4,633
	Buildings	2,653	2,635
	Computer equipment and other assets	1,391	1,310
	Payments on account	571	716
	Land*	372	446
		9,880	9,740
	Less—accumulated depreciation	3,345	3,105
		$6,535	$6,635

*	Land includes long-term leasehold rights in various locations, with useful lives of between 30 and 99 years.

Depreciation expenses were $464 million, $458 million and $428 million in the years ended December 31, 2014, 2013 and 2012, respectively. During the years ended December 31, 2014, 2013 and 2012, Teva had impairments of property, plant and equipment in the amount of $163 million, $61 million and $190 million, respectively. See note 19.